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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
JUN 20 2016
Washington DC
412

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

16018872

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Solactive Health & Fitness Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   FITS
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: Australian Stock Exchange (ASX), Deutsche Borse, Euronext Amsterdam, Euronext Paris, Hong Kong, Irish Stock Exchange, Johannesburg Stock Exchange, London Stock Exchange, NASDAQ Stock Market LLC, NYSE, OMX Nordic Exchange, Helsinki, OMX Nordic Exchange, Stockholm, Oslo Stock Exchange, Shanghai Stock Exchange, Shenzhen, Tokyo Stock Exchange, Toronto
8. Position Limits of New Derivative Securities Product (if applicable):
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Colleen Steele

Title:
Assistant Corporate Secretary

Telephone Number:
301-978-8736

Manual Signature of Official Responsible for Form:

Date: **June 15, 2016**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability	JUN 20 2016

Securities and Exchange
JUN 21 2016
RECEIVED

SEC 2449 (6-01)